CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Income tax paid	$ (1,899)	$ (2,374)	$ (12,430)
Corresponding to Controlling Company tax withholdings / advances
IFRS Statement [Line Items]
Income tax paid	(1,699)	(2,294)	(11,783)
Corresponding to subsidiaries
IFRS Statement [Line Items]
Income tax paid	$ (200)	$ (80)	$ (647)